Capital Management and Risk Policies Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses (Detail) - 12 months ended Dec. 31, 2024
$ in Thousands, $ in Thousands
	USD ($)	ARS ($)
Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	$ 770,114,640
Sensitivity analysis amount	822,901,728
Retail, Retail like and Wholesale
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	491,975,457
Sensitivity analysis amount	542,574,709
Naranja ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	278,139,183
Sensitivity analysis amount	$ 280,327,019
Regular scenario
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario	70.00%	70.00%
Sensitivity	45.00%	45.00%
Macroeconomic scenario probability	70.00%	70.00%
GDP	1.00%	1.00%
Unemployment Rate	10.00%	10.00%
Real Salary	(5.00%)	(5.00%)
Badlar rate	5.00%	5.00%
Consumer Price Index (CPI)	2.00%	2.00%
Positive scenario
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario	15.00%	15.00%
Sensitivity	10.00%	10.00%
Macroeconomic scenario probability	15.00%	15.00%
GDP	1.00%	1.00%
Unemployment Rate	10.00%	10.00%
Real Salary	(5.00%)	(5.00%)
Badlar rate	2.00%	2.00%
Consumer Price Index (CPI)	2.00%	2.00%
Positive scenario | Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		$ 772,028,609
Positive scenario | Retail, Retail like and Wholesale
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		491,701,590
Positive scenario | Naranja ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		$ 280,327,019
Negative scenario
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario	15.00%	15.00%
Sensitivity	45.00%	45.00%
Macroeconomic scenario probability	15.00%	15.00%
GDP	1.00%	1.00%
Unemployment Rate	10.00%	10.00%
Real Salary	(5.00%)	(5.00%)
Badlar rate	5.00%	5.00%
Consumer Price Index (CPI)	2.00%	2.00%